BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 07, 2021 CNY (¥)	Aug. 31, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible note	¥ 20,000		¥ 20,000
Convertible debt term		2 years
Conversion ratio			4.75
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Within one year			¥ 162,842	$ 25,553
Between one and two years			253,016	39,704
Between two and three years			447,604	70,239
Between three and four years			493,452	77,433
Above four years			984,524	154,494
Total			¥ 2,341,438	$ 367,423